Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes [1]	Comm. Social Resp. [2]	Total Payments
Total	$ 3,742,336	$ 40,252,145	$ 43,994,481
UNITED STATES | United States Department of the Treasury [Member]
Total	$ 3,742,336	0	3,742,336
UNITED STATES | Office of Surface Mining Reclamation and Enforcement [Member]
Total		1,863,231	1,863,231
UNITED STATES | Pension Benefit Guarantee Corporation [Member]
Total		6,328,266	6,328,266
UNITED STATES | Internal Revenue Service [Member]
Total		31,890,681	31,890,681
SWITZERLAND | Casa Cantonale AVS [Member]
Total		$ 169,967	$ 169,967

[1]	Payments include United States federal black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.